Cover - shares	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of WeShop Holdings Limited (the “Company”) for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission on April 30, 2026 (the “Original Filing”)The Company is filing this Amendment solely for the purpose of updating the disclosure in Item 16G of Part II of the Original Filing. In accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Item 16G of Part II of the Original Filing is hereby amended and restated in its entirety. In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is including new certifications by the Company’s principal executive officer and principal financial officer as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequently to the date of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42951
Entity Registrant Name	WeShop Holdings Limited
Entity Central Index Key	0002048271
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Hawk House, 22 The Esplanade
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE1 1HH
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	WSHP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		10,963,783
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		12,500,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Hawk House, 22 The Esplanade
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE1 1HH
Country Region	44
City Area Code	808
Local Phone Number	196-8324
Contact Personnel Name	Johnny Hickling
Contact Personnel Email Address	corporate@we.shop